As filed with the Securities and Exchange Commission on February 14, 2012

Securities Act File No. 33-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒
(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway,

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date)pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 14th, day of February, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2012

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2012

DAVID O. BEIM*	Director
(David O. Beim)

RONALD W. FORBES*	Director
(Ronald W. Forbes)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

	KENNETH L. URISH*	Director
(Kenneth L. Urish)

	FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	PAUL L. AUDET*	Director
(Paul L. Audet)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		February 14, 2012
(Ben Archibald, Attorney-In-Fact)

SIGNATURES

Master Large Cap Series LLC has duly caused this Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 14, 2012.

MASTER LARGE CAP SERIES LLC

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2012

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2012

DAVID O. BEIM*	Director
(David O. Beim)

RONALD W. FORBES*	Director
(Ronald W. Forbes)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

	KENNETH L. URISH*	Director
(Kenneth L. Urish)

	FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	PAUL L. AUDET*	Director
(Paul L. Audet)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		February 14, 2012
(Ben Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase